Schedule of advance to suppliers and third parties (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Advance To Suppliers And Third Parties
Advance to domestic suppliers	R$ 255,024	R$ 290,664
Advances to international suppliers	42,524	68,873
Advance for materials and repairs	48,932	48,933
Total advances to suppliers	346,480	408,470
Current	270,342	318,769
Non-current	R$ 76,138	R$ 89,701